Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco MSCI World SRI Index Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco MSCI World SRI Index Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of May 31, 2020 (unless otherwise noted):
Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco MSCI World SRI Index Fund(formerly Invesco Global Responsibility Equity Fund)
Su-Jin Fabian[1,2]	None
Nils Huter[1]	None
Robert Nakouzi[1]	None
Daniel Tsai[3]	None
Ahmadreza Vafaeimehr[1,2]	None
1 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
2 Began serving effective June 29, 2020.
3 Began serving effective October 15, 2020. Information is as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco MSCI World SRI Index Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of May 31, 2020 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco MSCI World SRI Index Fund(formerly Invesco Global Responsibility Equity Fund)
Su-Jin Fabian[2]	1	$25.0	44	$6,119.0	83 [4]	$12,146.0 [4]
Nils Huter	3	$99.0	44	$6,119.0	83 [4]	$12,146.0 [4]
Robert Nakouzi	2	$74.0	44	$6,119.0	83 [4]	$12,146.0 [4]
Daniel Tsai[3]	None	None	None	None	None	None
Ahmadreza Vafaeimehr[2]	None	None	None	None	None	None
1 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.
2 Began serving effective June 29, 2020.
3 Began serving effective October 15, 2020. Information is as of August 31, 2020.
4 This amount includes 6 funds that pay performance-based fees with $1,150B in total assets under management.
AIMF-SOAI-3-SUP 102820
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